Securities Held to Maturity - Amortized Cost, Gross Unrealized Gains and Losses and Fair Values of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 542,435	$ 512,072	$ 311,129
Amortized Cost	219,906	216,414	210,015
Gross Unrealized Gains	4,075	270	69
Gross Unrealized Losses	2,737	5,089	12,423
Fair Value	218,064	213,472	202,328
Fair Value	543,773	507,253	298,775
Residential Pass-Through Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	129,490	114,568	329
Gross Unrealized Gains	1,959	144	13
Gross Unrealized Losses		83
Fair Value	131,449	114,629	342
Commercial Pass-Through Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	192,733	180,752	100,308
Gross Unrealized Gains	1,812	73
Gross Unrealized Losses	617	2,042	4,716
Fair Value	193,928	178,783	95,592
Residential Pass-Through Securities: Government National Mortgage Association [Member] | Residential Pass-Through Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	9	9
Gross Unrealized Gains	1
Fair Value	10	9
Residential Pass-Through Securities: Federal Home Loan Mortgage Corporation [Member] | Residential Pass-Through Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	258	283	98
Gross Unrealized Gains	15	4	4
Fair Value	273	287	102
Residential Pass-Through Securities: Federal National Mortgage Association [Member] | Residential Pass-Through Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	129,223	114,276	231
Gross Unrealized Gains	1,943	140	9
Gross Unrealized Losses		83
Fair Value	131,166	114,333	240
Commercial Pass-Through Securities: Federal National Mortgage Association [Member] | Commercial Pass-Through Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	182,428	180,752	100,308
Gross Unrealized Gains	1,812	73
Gross Unrealized Losses	429	2,042	4,716
Fair Value	183,811	178,783	95,592
Mortgage-Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	322,529	295,658	101,114
Gross Unrealized Gains	3,799	249	51
Gross Unrealized Losses	619	2,126	4,718
Fair Value	325,709	293,781	96,447
Commercial Pass-Through Securities: Government National Mortgage Association [Member] | Commercial Pass-Through Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	10,305
Gross Unrealized Losses	188
Fair Value	10,117
Collateralized Mortgage Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	306	338	477
Gross Unrealized Gains	28	32	38
Gross Unrealized Losses	2	1	2
Fair Value	332	369	513
Collateralized Mortgage Obligations [Member] | Federal Home Loan Mortgage Corporation [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	19	20	22
Gross Unrealized Gains	2	2	3
Fair Value	21	22	25
Collateralized Mortgage Obligations [Member] | Federal National Mortgage Association [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	241	264	350
Gross Unrealized Gains	26	30	32
Fair Value	267	294	382
Collateralized Mortgage Obligations [Member] | Non-Agency Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	46	54	105
Gross Unrealized Gains			3
Gross Unrealized Losses	2	1	2
Fair Value	44	53	106
Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	219,906	216,414	210,015
Gross Unrealized Gains	276	21	18
Gross Unrealized Losses	2,118	2,963	7,705
Fair Value	218,064	213,472	202,328
Debt Securities [Member] | U.S. Agency Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	144,236	144,349	144,747
Gross Unrealized Gains	5	6	14
Gross Unrealized Losses	1,394	1,408	3,622
Fair Value	142,847	142,947	141,139
Debt Securities [Member] | Obligations of State and Political Subdivisions [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	75,670	72,065	65,268
Gross Unrealized Gains	271	15	4
Gross Unrealized Losses	724	1,555	4,083
Fair Value	$ 75,217	$ 70,525	$ 61,189